Consolidated Balance Sheets - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents (Note 10)	CAD 952	CAD 1,407
Current income taxes receivable	48	97
Trade accounts receivable	1,791	1,585
Inventories (Note 11)	1,637	1,673
Assets held for sale (Note 12)	350
Total current assets	4,778	4,762
Financial and other assets (Note 13)	1,051	1,034
Investments in associates and joint ventures (Note 14)	943	1,012
Property, plant and equipment (Note 6 and Note 15)	29,045	27,595
Deferred income tax assets (Note 19)	154	112
Goodwill (Note 6 and Note 16)	1,087	1,114
TOTAL ASSETS	37,058	35,629
Current liabilities
Trade accounts payable and other liabilities (Note 17)	2,313	1,902
Current income taxes payable	273	199
Debt (Note 18)	55	99
Total current liabilities	2,641	2,200
Debt (Note 18)	6,314	8,244
Deferred income tax liabilities (Note 19)	5,398	4,896
Deferred consideration (Note 20)	651	723
Retirement benefit liabilities (Note 21)	552	643
Other liabilities and provisions (Note 22)	1,977	1,322
Total liabilities	17,533	18,028
Equity
Attributable to shareholders of the company	19,383	17,442
Attributable to non-controlling interests (Note 24)	142	159
Total equity	19,525	17,601
Total equity and liabilities	CAD 37,058	CAD 35,629